UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

/s/ Lance Wayne Hollingsworth          Memphis, TN             January 25, 2013
-----------------------------          -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           69
                                         -----------

Form 13F Information Table Value Total:  $91,453,706
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------- --------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER               CLASS        CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------- --------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
3M CO                           COM             88579Y101         214       2,303 SH       SOLE                  2,303
ABBOTT LABS                     COM             002824100         348       5,318 SH       SOLE                  2,253         3,065
ABERDEEN ASIA PACIFIC INCOM     COM             003009107          83      10,722 SH       SOLE                 10,722
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105         245      10,600 SH       SOLE                 10,600
APPLE INC.                      COM             037833100         432         812 SH       SOLE                    737            75
AT&T INC                        COM             00206R102         921      27,330 SH       SOLE                 25,055         2,275
AUTOZONE INC.                   COM             053332102         634       1,790 SH       SOLE                  1,540           250
BERKSHIRE HATHAWAY INC DEL      CL A            084670108         536         400 SH       SOLE                    400
BERKSHIRE HATHAWAY INC DEL      CL B NEW        084670702       2,121      23,644 SH       SOLE                 19,994         3,650
BRISTOL MYERS SQUIBB CO         COM             110122108         309       9,494 SH       SOLE                  7,681         1,813
SCHWAB CHARLES CORP NEW         COM             808513105         199      13,887 SH       SOLE                  7,287         6,600
CHEVRON CORP NEW                COM             166764100         620       5,737 SH       SOLE                  4,865           872
COCA COLA CO                    COM             191216100         645      17,793 SH       SOLE                 15,403         2,390
CONOCOPHILLIPS                  COM             20825C104         266       4,590 SH       SOLE                  1,980         2,610
SPDR DOW JONES INDL AVRG ETF    UT SER 1        78467X109       7,378      56,499 SH       SOLE                 52,372         4,127
ENTERPRISE PRODS PARTNERS L     COM             293792107         548      10,941 SH       SOLE                  3,891         7,050
EXXON MOBIL CORP                COM             30231G102       1,930      22,305 SH       SOLE                 17,821         4,484
FEDEX CORP                      COM             31428X106         645       7,035 SH       SOLE                  5,960         1,075
FIRST HORIZON NATL CORP         COM             320517105       1,008     101,667 SH       SOLE                 93,398         8,269
GTX INC DEL                     COM             40052B108          61      14,461 SH       SOLE                 14,461
GENERAL ELECTRIC CO             COM             369604103         786      37,427 SH       SOLE                 36,367         1,060
GENESIS ENERGY L P              UNIT LTD PARTN  371927104         711      19,900 SH       SOLE                 16,800         3,100
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2013  18383M449         676      26,196 SH       SOLE                 23,228         2,968
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2014  18383M431         390      14,739 SH       SOLE                 11,374         3,365
CLAYMORE EXCHANGE TRD FD TR     GUGG BULL 2015  18383M423         345      12,955 SH       SOLE                 12,357           598
ISHARES TR                      S&P 500 VALUE   464287408         397       5,984 SH       SOLE                  5,984
ISHARES TR                      S&P MC 400 GRW  464287606         346       3,024 SH       SOLE                  3,024
ISHARES TR                      S&P SMLCAP 600  464287804         275       3,515 SH       SOLE                  3,515
INTERNATIONAL BUSINESS MACHS    COM             459200101       1,595       8,329 SH       SOLE                  8,329
IDEXX LABS INC                  COM             45168D104         464       5,000 SH       SOLE                  5,000
ISHARES TR                      LRGE GRW INDX   464287119         305       3,992 SH       SOLE                  3,892           100
ISHARES TR                      LARGE VAL INDX  464288109         264       4,090 SH       SOLE                  4,090
ISHARES TR                      MID CORE INDEX  464288208         508       5,155 SH       SOLE                  5,043           112
ISHARES TR                      MID GRWTH INDX  464288307       7,794      72,871 SH       SOLE                 67,622         5,249
ISHARES TR                      MID VAL INDEX   464288406         230       2,787 SH       SOLE                  2,787
ISHARES TR                      MSCI EAFE INDEX 464287465         359       6,315 SH       SOLE                  6,315
ISHARES TR                      S&P 500 INDEX   464287200         888       6,207 SH       SOLE                  5,982           225
JOHNSON & JOHNSON               COM             478160104         777      11,078 SH       SOLE                 10,013         1,065
MAGELLAN MIDSTREAM PRTNRS LP    COM UNIT RP LP  559080106         224       5,188          SOLE                  1,188         4,000
MICROSOFT CORP                  COM             594918104         292      10,924 SH       SOLE                 10,424           500
MID-AMER APT CMNTYS INC         COM             59522J103         573       8,850 SH       SOLE                  6,850         2,000
NUVEEN REAL ESTATE INCOME FD    COM             67071B108         139      13,300 SH       SOLE                      0        13,300
PPG INDS INC                    COM             693506107         640       4,728 SH       SOLE                  4,728
PEPSICO INC                     COM             713448108         242       3,543 SH       SOLE                  3,483            60
PFIZER INC                      COM             717081103         555      22,129 SH       SOLE                 17,119         5,010
PHILIP MORRIS INTL INC          COM             718172109         412       4,922 SH       SOLE                  4,922
PIMCO ETF TR                    ENHAN SHRT MAT  72201R833      11,927     117,531 SH       SOLE                104,896        12,635
PLAINS ALL AMERN PIPELINE L     UNIT LTD PARTN  726503105         265       5,860 SH       SOLE                  3,260         2,600
PLUM CREEK TIMBER CO INC        COM             729251108         255       5,750 SH       SOLE                  2,250         3,500
PROCTER & GAMBLE CO             COM             742718109       2,053      30,237 SH       SOLE                 29,037         1,200
PUBLIC STORAGE                  COM             74460D109         249       1,720 SH       SOLE                  1,720
ROYAL BK CDA MONTREAL QUE       COM             780087102         372       6,171 SH       SOLE                  6,171
RYDEX ETF TRUST                 TOP 50 ETF      78355W205         395       3,833 SH       SOLE                  2,647         1,186
SCHWAB STRATEGIC TR             EMRG MKTEQ ETF  808524706         379      14,356 SH       SOLE                 13,823           533
SCHWAB STRATEGIC TR             US LRG CAP ETF  808524201         452      13,345 SH       SOLE                 13,345
SCHWAB STRATEGIC TR             US SML CAP ETF  808524607         341       8,949 SH       SOLE                  8,949
SCHWAB STRATEGIC TR             US DIVIDEND EQ  808524797      16,413     579,159 SH       SOLE                532,548        46,611
SCHWAB STRATEGIC TR             US LCAP GR ETF  808524300       8,004     234,296 SH       SOLE                214,886        19,410
SCHWAB STRATEGIC TR             US LCAP VA ETF  808524409       7,970     250,398 SH       SOLE                229,341        21,057
SCHWAB STRATEGIC TR             US BRD MKT ETF  808524102         225       6,543 SH       SOLE                  6,134           409
SPDR SERIES TRUST               S&P DIVID ETF   78464A763         520       8,935 SH       SOLE                  7,460         1,475
SUNTRUST BKS INC                COM             867914103         296      10,438 SH       SOLE                  6,938         3,500
TORCHMARK CORP                  COM             891027104         216       4,173 SH       SOLE                  4,173
UNION PAC CORP                  COM             907818108         245       1,945 SH       SOLE                  1,945
VANGUARD BD INDEX FD INC        SHORT TRM BOND  921937827         203       2,505 SH       SOLE                  2,505
VANGUARD INDEX FDS              REIT ETF        922908553         245       3,726 SH       SOLE                  3,726
VERIZON COMMUNICATIONS INC      COM             92343V104         304       7,018 SH       SOLE                  6,093           925
WALGREEN CO                     COM             931422109         322       8,695 SH       SOLE                  7,410         1,285
WAL MART STORES INC             COM             931142103         472       6,918 SH       SOLE                  5,698         1,220